JOHN HANCOCK FUNDS II

200 Berkeley Street

Boston, Massachusetts 02116

January 3, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: John Hancock Funds II (the “Registrant”)

File Nos. 333-126293; 811-21779

Dear Sir/Madam:

On behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we certify that all of the forms of prospectus and the form of Statement of Additional Information for the Funds, each dated January 1, 2020, that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from the forms of prospectus or the form of Statement of Additional Information contained in Post-Effective Amendment No. 219 to the Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on December 23, 2019 via EDGAR, accession number 0001133228-19-007076.

If you have any questions, please call the undersigned at (617) 572-0138.

Sincerely,
/s/ Ariel Ayanna
Ariel Ayanna
Assistant Secretary of the Trust